Related Party Transactions (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [text block] [Abstract]
Office sharing	$ 67,012
Occupancy costs		$ 62,616
Amount of accounts payable and accrued liabilities	302,883	551,815
Long term notes amount	$ 2,786,183	$ 4,528,549